ACQUISITIONS (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Jul. 28, 2016
Common stock, Shares issued	4,634,599	4,429,599
Common Stock Value	$ 4,635	$ 4,430
Mineracao Jupiter Ltda [Member]
Common stock, Shares issued			4,000,000
Common Stock Value			$ 4,000